Income Taxes Net (Loss) Income Before Income Tax (Benefit) Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Abstract]
Singapore	$ (73.7)	$ (63.7)	$ 0.0
U.S. Federal and State	(29.4)	(23.5)	(126.5)
Other	(6.8)	(0.6)	115.2
Total	$ (109.9)	$ (87.8)	$ (11.3)